Accrued expenses and other payables (Tables)	3 Months Ended
Mar. 31, 2024
Accrued expenses and other payables
Summary of accrued expenses and other payables

	As of	As of
	December 31,	March 31,
	2023	2024
	RMB	RMB
Payments received on behalf of manachised hotels(1)	441,174	516,107
Deposits	64,672	67,991
VAT and other taxes payable	68,719	61,950
Service fee	64,211	54,971
Payable for purchase of property and equipment	16,079	34,872
Others	29,536	23,778
Total	684,391	759,669
(1)	The amount represents the payments collected or to be collected from customers or travel agencies on behalf of the franchisees for the reservation of manachised hotels.